Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefit

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2025
	RMB	RMB	RMB	USD
Current income tax credit (expense)	(100,859)	(392,878)	-	-
Deferred income tax benefit (expense)	(4,038,047)	2,931,528	-	-
Income tax credit (expense)	(4,138,906)	2,538,650	-	-

Schedule of effective tax rate

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(37.28)%	(22.08)%	(2.32)%
Change in valuation allowance	(15.37)%	3.90%	(12.37)%
Additional R&D deduction in China	1.38%	8.66%	8.55%
Permanent difference	(0.20)%	0.52%	0.20%
Tax rate difference outside China(1)	(0.05)%	0.38%	(19.06)%
Effective tax rate	(26.52)%	16.38%	-%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Deferred tax assets:
Allowance for expected credit losses	483,725	871,837	122,056
Impairment loss for investment	400,000	400,000	56,000
Net operating loss carry forward	16,443,342	17,114,228	2,395,978
Inventory reserve	127,639	101,355	14,190
Right of use	24,848	-	-
Less: valuation allowance	(17,479,554)	(18,487,420)	(2,588,224)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Deferred tax liabilities, net	-	-	-
Total deferred tax assets, net	-	-	-

Schedule of taxes payable

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
VAT taxes payable	115,104	195,000	27,743
Income taxes payable	5,922	-	-
Other taxes payable	26,571	34,059	4,846
Totals	147,597	229,059	32,589